UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21897
                                                     ---------

                                The Roxbury Funds
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   John Queen
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
               ---------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (310) 917-5600
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                       SHARES          VALUE
                                                     ---------     ------------
 COMMON STOCK -- 98.1%
  CONSUMER DISCRETIONARY -- 15.0%
    CASINOS & GAMING -- 1.6%
    Bally Technologies, Inc.*                           83,095     $  2,516,116
                                                                   ------------
    DIVERSIFIED CONSUMER SERVICES -- 2.2%
    ITT Educational Services, Inc.*                     41,080        3,323,783
                                                                   ------------
    HOTELS, RESTAURANTS & LEISURE -- 0.9%
    Texas Roadhouse, Inc. - Class A*                   156,140        1,403,699
                                                                   ------------
    HOUSEHOLD DURABLES -- 0.6%
    Ryland Group, Inc.                                  37,305          989,329
                                                                   ------------
    LEISURE EQUIPMENT & PRODUCTS -- 1.1%
    LeapFrog Enterprises, Inc.*                        152,625        1,611,720
                                                                   ------------
    MULTILINE RETAIL -- 1.8%
    Dollar Tree, Inc.*                                  76,325        2,775,177
                                                                   ------------
    SPECIALTY RETAIL -- 4.0%
    Chico's FAS, Inc.*                                 245,510        1,342,940
    Gymboree Corp.*                                     73,625        2,613,687
    PetSmart, Inc.                                      86,690        2,142,110
                                                                   ------------
                                                                      6,098,737
                                                                   ------------
    TEXTILES, APPAREL & LUXURY GOODS -- 2.8%
    Gildan Activewear, Inc.*                            81,435        1,855,089
    Wolverine World Wide, Inc.                          94,505        2,500,602
                                                                   ------------
                                                                      4,355,691
                                                                   ------------
  Total Consumer Discretionary                                       23,074,252
                                                                   ------------
  CONSUMER STAPLES -- 3.3%
    FOOD & STAPLES RETAILING -- 1.2%
    United Natural Foods, Inc.*                         72,434        1,810,126
                                                                   ------------
    PERSONAL PRODUCTS -- 2.1%
    Herbalife, Ltd.                                     26,780        1,058,346
    NBTY, Inc.*                                         76,155        2,248,095
                                                                   ------------
                                                                      3,306,441
                                                                   ------------
  Total Consumer Staples                                              5,116,567
                                                                   ------------
  ENERGY -- 5.1%
    ENERGY EQUIPMENT & SERVICES -- 3.1%
    Complete Production Services, Inc.*                 39,020          785,473
    Core Laboratories N.V.                              17,320        1,754,862
    Hornbeck Offshore Services, Inc.*                   56,695        2,189,561
                                                                   ------------
                                                                      4,729,896
                                                                   ------------
    OIL, GAS & CONSUMABLE FUELS -- 2.0%
    Arena Resources, Inc.*                              26,845        1,042,928
    Comstock Resources, Inc.*                           15,705          786,035
    Penn Virginia Corp.                                 23,165        1,237,938
                                                                   ------------
                                                                      3,066,901
                                                                   ------------
  Total Energy                                                        7,796,797
                                                                   ------------
  FINANCIALS -- 6.3%
    CAPITAL MARKETS -- 2.7%
    Affiliated Managers Group, Inc.*                    26,825        2,222,451
    Lazard, Ltd. - Class A                              11,500          491,740
    optionsXpress Holdings, Inc.                        72,975        1,417,175
                                                                   ------------
                                                                      4,131,366
                                                                   ------------
    COMMERCIAL BANKS -- 1.3%
    National City Corp.                                209,990          367,483


                                                       SHARES          VALUE
                                                     ---------     ------------
    Sterling Financial
      Corp./Washington                                 111,145     $  1,611,602
                                                                   ------------
                                                                      1,979,085
                                                                   ------------
    INSURANCE -- 0.7%
    RLI Corp.                                           18,665        1,158,910
                                                                   ------------
    REAL ESTATE INVESTMENT TRUSTS -- 1.6%
    Corporate Office Properties Trust                   61,285        2,472,850
                                                                   ------------
  Total Financials                                                    9,742,211
                                                                   ------------
  HEALTH CARE -- 18.5%
    BIOTECHNOLOGY -- 4.6%
    Alexion Pharmaceuticals, Inc.*                      42,570        1,673,001
    Celera Corp.*                                      112,280        1,734,726
    Cubist Pharmaceuticals, Inc.*                       57,800        1,284,894
    Medarex, Inc.*                                     138,760          897,777
    United Therapeutics Corp.*                          14,745        1,550,732
                                                                   ------------
                                                                      7,141,130
                                                                   ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 6.8%
    American Medical Systems
      Holdings, Inc.*                                  204,340        3,629,079
    IDEXX Laboratories, Inc.*                           40,595        2,224,606
    Immucor, Inc.*                                      58,795        1,879,088
    STERIS Corp.                                        72,640        2,729,811
                                                                   ------------
                                                                     10,462,584
                                                                   ------------
    HEALTH CARE PROVIDERS & SERVICES -- 5.1%
    CardioNet, Inc.*                                    61,770        1,541,779
    HealthSpring, Inc.*                                 86,330        1,826,743
    HMS Holdings Corp.*                                 59,355        1,422,146
    inVentiv Health, Inc.*                              36,645          647,150
    Pediatrix Medical Group, Inc.*                      13,900          749,488
    PSS World Medical, Inc.*                            83,460        1,627,470
                                                                   ------------
                                                                      7,814,776
                                                                   ------------
    PHARMACEUTICALS -- 2.0%
    Auxilium Pharmaceuticals, Inc.*                     45,210        1,464,804
    Cardiome Pharma Corp.*                             206,255        1,567,538
                                                                   ------------
                                                                      3,032,342
                                                                   ------------
  Total Health Care                                                  28,450,832
                                                                   ------------
  INDUSTRIALS -- 16.4%
    AEROSPACE & DEFENSE -- 2.3%
    Ladish Co., Inc.*                                   55,745        1,128,836
    Moog, Inc. - Class A*                               56,435        2,419,933
                                                                   ------------
                                                                      3,548,769
                                                                   ------------
    AIRLINES -- 0.7%
    Atlas Air Worldwide Holdings, Inc.*                 27,735        1,117,998
                                                                   ------------
    COMMERCIAL SERVICES & SUPPLIES -- 5.0%
    Clean Harbors, Inc.*                                54,340        3,670,667
    EnergySolutions, Inc.                               42,505          425,050
    Knoll, Inc.                                         41,195          622,868
    Waste Connections, Inc.*                            88,533        3,036,682
                                                                   ------------
                                                                      7,755,267
                                                                   ------------
    ELECTRICAL EQUIPMENT -- 1.4%
    Energy Conversion
      Devices, Inc.*                                    14,775          860,644
    EnerSys, Inc.*                                      67,990        1,340,083
                                                                   ------------
                                                                      2,200,727
                                                                   ------------
    MACHINERY -- 1.6%
    IDEX Corp.                                          79,135        2,454,768
                                                                   ------------



     The accompanying notes are integral part of the financial statements.

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                       SHARES          VALUE
                                                     ---------     ------------
    PROFESSIONAL SERVICES -- 1.6%
    Huron Consulting Group, Inc.*                       41,830     $  2,383,473
                                                                   ------------
    ROAD & RAIL -- 3.8%
    Con-way, Inc.                                       24,460        1,078,931
    Genesee & Wyoming, Inc. -
      Class A*                                          31,610        1,186,007
    Landstar System, Inc.                               53,030        2,336,502
    Old Dominion Freight Line, Inc.*                    43,700        1,238,458
                                                                   ------------
                                                                      5,839,898
                                                                   ------------
  Total Industrials                                                  25,300,900
                                                                   ------------
  INFORMATION TECHNOLOGY -- 27.7%
    COMMUNICATIONS EQUIPMENT -- 0.8%
    Harmonic, Inc.*                                    152,515        1,288,752
                                                                   ------------
    COMPUTERS & PERIPHERALS -- 3.2%
    Data Domain, Inc.*                                 117,585        2,618,618
    Synaptics, Inc.*                                    74,805        2,260,607
                                                                   ------------
                                                                      4,879,225
                                                                   ------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.5%
    Itron, Inc.*                                        19,670        1,741,385
    OSI Systems, Inc.*                                  96,378        2,265,847
    Plexus Corp.*                                       67,840        1,404,288
                                                                   ------------
                                                                      5,411,520
                                                                   ------------
    INTERNET SOFTWARE & SERVICES -- 5.4%
    Ariba, Inc.*                                       193,475        2,733,802
    Equinix, Inc.*                                      56,145        3,899,831
    Interwoven, Inc.*                                  125,416        1,770,874
                                                                   ------------
                                                                      8,404,507
                                                                   ------------
    IT SERVICES -- 4.1%
    Alliance Data Systems Corp.*                        37,575        2,381,503
    Global Payments, Inc.                               67,980        3,049,583
    RightNow Technologies, Inc.*                        65,175          819,250
                                                                   ------------
                                                                      6,250,336
                                                                   ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.9%
    FEI Co.*                                           105,435        2,510,407
    Microsemi Corp.*                                    62,775        1,599,507
    NetLogic Microsystems, Inc.*                        40,955        1,238,479
    Tessera Techonologies, Inc.*                        98,140        1,603,608
    TriQuint Semiconductor, Inc.*                      203,605          975,268
    Volterra Semiconductor Corp.*                       88,210        1,122,913
                                                                   ------------
                                                                      9,050,182
                                                                   ------------
    SOFTWARE -- 4.8%
    ANSYS, Inc.*                                        52,921        2,004,118
    ArcSight, Inc.*                                     58,860          449,102
    CommVault Systems, Inc.*                            61,070          735,894
    EPIQ Systems, Inc.*                                 42,570          578,952
    Micros Systems, Inc.*                               74,568        1,987,983
    Parametric Technology Corp.*                        27,030          497,352
    THQ, Inc.*                                          95,255        1,146,870
                                                                   ------------
                                                                      7,400,271
                                                                   ------------
  Total Information Technology                                       42,684,793
                                                                   ------------
  MATERIALS -- 2.2%
    CHEMICALS -- 1.6%
    Airgas, Inc.                                        49,850        2,475,053
                                                                   ------------
    METALS & MINING -- 0.6%
    Compass Minerals International, Inc.                15,670          820,951
                                                                   ------------
  Total Materials                                                     3,296,004
                                                                   ------------


                                                       SHARES          VALUE
                                                     ---------     ------------
  TELECOMMUNICATION SERVICES -- 3.6%
    WIRELESS TELECOMMUNICATION SERVICES -- 3.6%
    Clearwire Corp. - Class A*                         147,840     $  1,756,339
    Syniverse Holdings, Inc.*                          230,495        3,828,522
                                                                   ------------
                                                                      5,584,861
                                                                   ------------
  Total Telecommunication Services                                    5,584,861
                                                                   ------------
  Total Common Stock
    (Cost $149,989,772)                                             151,047,217
                                                                   ------------
 SHORT-TERM INVESTMENTS -- 2.0%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                           1,531,751        1,531,751
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                           1,531,750        1,531,750
                                                                   ------------
  Total Short-Term Investments
    (Cost $3,063,501)                                                 3,063,501
                                                                   ------------

 TOTAL INVESTMENTS -- 100.1%
     (Cost $153,053,273)+                                          $154,110,718

 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                       (187,010)
                                                                   ------------
 NET ASSETS -- 100.0%                                              $153,923,708
                                                                   ============
 *  Non-income producing security.
 + The cost for Federal income tax purposes is $155,206,177. At September 30, 2008, net unrealized depreciation was $1,095,459. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,169,365, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $12,264,824.


                               FAS 157 DISCLOSURE
    The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with the investing in those securities.
                                                    Investments       Other
                                                        In          Financial
    Valuation Inputs                                 Securities    Instruments
    ----------------                                -----------    -----------

    Level 1 - Quoted Prices                        $154,110,718        $ --
    Level 2 - Other Significant
              Observable Inputs                              --          --
    Level 3 - Significant
              Unobservable Inputs                            --          --
                                                   ------------        ----
    Total                                          $154,110,718        $ --
                                                   ============        ====



     The accompanying notes are integral part of the financial statements.

ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED)
  (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                       SHARES          VALUE
                                                     ---------     ------------
 COMMON STOCK -- 91.1%
  CONSUMER DISCRETIONARY -- 14.7%
    HOTELS, RESTAURANTS & LEISURE -- 3.0%
    Starbucks Corp.*                                     1,350     $     20,075
                                                                   ------------
    HOUSEHOLD DURABLES -- 2.4%
    Toll Brothers, Inc.*                                   645           16,273
                                                                   ------------
    MEDIA -- 1.9%
    The McGraw-Hill Cos., Inc.                             420           13,276
                                                                   ------------
    SPECIALTY RETAIL -- 7.4%
    PetSmart, Inc.                                         600           14,826
    Ross Stores, Inc.                                      375           13,804
    Tractor Supply Co.*                                    500           21,025
                                                                   ------------
                                                                         49,655
                                                                   ------------
  Total Consumer Discretionary                                           99,279
                                                                   ------------
  CONSUMER STAPLES -- 3.5%
    FOOD & STAPLES RETAILING -- 3.5%
    SYSCO Corp.                                            775           23,893
                                                                   ------------
  Total Consumer Staples                                                 23,893
                                                                   ------------
  ENERGY -- 5.5%
    ENERGY EQUIPMENT & SERVICES -- 5.5%
    Noble Corp.                                            485           21,292
    Weatherford International, Inc.*                       615           15,461
                                                                   ------------
  Total Energy                                                           36,753
                                                                   ------------
  FINANCIALS -- 12.0%
    CAPITAL MARKETS -- 2.9%
    Legg Mason, Inc.                                       510           19,410
                                                                   ------------
    INSURANCE -- 2.2%
    First American Corp.                                   510           15,045
                                                                   ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.0%
    Consolidated-Tomoka Land Co.                           310           13,389
                                                                   ------------
    THRIFTS & MORTGAGE FINANCE -- 4.9%
    People's United Financial, Inc.                      1,715           33,014
                                                                   ------------
  Total Financials                                                       80,858
                                                                   ------------
  HEALTH CARE -- 12.3%
    HEALTH CARE EQUIPMENT & SUPPLIES -- 10.4%
    ArthroCare Corp.*                                      530           14,692
    Boston Scientific Corp.*                             1,900           23,313
    Gen-Probe, Inc.*                                       190           10,079
    St. Jude Medical, Inc.*                                500           21,745
                                                                   ------------
                                                                         69,829
                                                                   ------------
    PHARMACEUTICALS -- 1.9%
    Endo Pharmaceuticals Holdings, Inc.*                   645           12,900
                                                                   ------------
  Total Health Care                                                      82,729
                                                                   ------------
  INDUSTRIALS -- 16.6%
    AEROSPACE & DEFENSE -- 5.2%
    Rockwell Collins, Inc.                                 325           15,629
    TransDigm Group, Inc.*                                 575           19,682
                                                                   ------------
                                                                         35,311
                                                                   ------------
    AIR FREIGHT & LOGISTICS -- 1.9%
    UTi Worldwide, Inc.                                    750           12,765
                                                                   ------------
    COMMERCIAL SERVICES & SUPPLIES -- 3.1%
    Stericycle, Inc.*                                      350           20,619
                                                                   ------------
    PROFESSIONAL SERVICES -- 2.8%
    The Dun & Bradstreet Corp.                             200           18,872
                                                                   ------------


                                                       SHARES          VALUE
                                                     ---------     ------------
    TRADING COMPANIES & DISTRIBUTORS -- 3.6%
    MSC Industrial Direct Co. -
      Class A                                              300     $     13,821
    WESCO International, Inc.*                             320           10,298
                                                                   ------------
                                                                         24,119
                                                                   ------------
  Total Industrials                                                     111,686
                                                                   ------------
  INFORMATION TECHNOLOGY -- 19.2%
    COMMUNICATIONS EQUIPMENT -- 1.5%
    Polycom, Inc.*                                         425            9,830
                                                                   ------------
    COMPUTERS & PERIPHERALS -- 3.3%
    NetApp, Inc.*                                        1,240           22,605
                                                                   ------------
    IT SERVICES -- 4.4%
    Alliance Data Systems Corp.*                           240           15,211
    Paychex, Inc.                                          430           14,203
                                                                   ------------
                                                                         29,414
                                                                   ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.8%
    KLA -Tencor Corp.                                      310            9,812
    Maxim Integrated Products, Inc.                      1,375           24,888
    Microchip Technology, Inc.                             615           18,099
                                                                   ------------
                                                                         52,799
                                                                   ------------
    SOFTWARE -- 2.2%
    Autodesk, Inc.*                                        440           14,762
                                                                   ------------
  Total Information Technology                                          129,410
                                                                   ------------
  MATERIALS -- 4.4%
    CHEMICALS -- 2.1%
    Ecolab, Inc.                                           300           14,556
                                                                   ------------
    CONSTRUCTION MATERIALS -- 2.3%
    Vulcan Materials Co.                                   205           15,272
                                                                   ------------
  Total Materials                                                        29,828
                                                                   ------------
  TELECOMMUNICATION SERVICES -- 2.9%
    WIRELESS TELECOMMUNICATION SERVICES -- 2.9%
    SBA Communications Corp. -
      Class A*                                             750           19,403
                                                                   ------------
  Total Telecommunication Services                                       19,403
                                                                   ------------
  Total Common Stock
    (Cost $673,069)                                                     613,839
                                                                   ------------
 SHORT-TERM INVESTMENTS -- 10.4%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series                              34,999           34,999
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                              35,000           35,000
                                                                   ------------
  Total SHORT-TERM INVESTMENTS
    (Cost $69,999)                                                       69,999
                                                                   ------------

 TOTAL INVESTMENTS -- 101.5%
     (Cost $743,068)+                                              $    683,838
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5)%                        (10,174)
                                                                   ------------
 NET ASSETS -- 100.0%                                              $    673,664
                                                                   ============
 *  Non-income producing security.
 + The cost for Federal income tax purposes is $769,673. At September 30, 2008 net unrealized depreciation was $85,835. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $30,742, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $116,577.




      The accompanying notes are integral part of the financial statements.

ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / SEPTEMBER 30, 2008 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                               FAS 157 DISCLOSURE
    The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with the investing in those securities.

                                                    Investments       Other
                                                        In          Financial
    Valuation Inputs                                 Securities    Instruments
    ----------------                                -----------    -----------

    Level 1 - Quoted Prices                           $683,838         $ --
    Level 2 - Other Significant
              Observable Inputs                             --           --
    Level 3 - Significant
              Unobservable Inputs                           --           --
                                                      --------         ----
    Total                                             $683,838         $ --
                                                      ========         ====









      The accompanying notes are integral part of the financial statements.

                                        2

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Roxbury Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       October 25, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       October 25, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lance Simpson
                         -------------------------------------------------------
                           Lance Simpson, Treasurer
                           (principal financial officer)

Date                       October 20, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.